HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

April 3, 2007

Mr. Max A. Webb, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3720

100 F Street, NE

Washington D.C., 20549

Re:

Jomar Specialties, Inc.

Second Amendment to Registration Statement on Form SB-2

File No. 333-139008

Filed: April 3, 2007

Dear Mr. Webb:

The response below contains Jomar Specialties, Inc.’s (the Company’s) response to the SEC’s Comment Letter dated March 14, 2007. On behalf of the Company, on April 3, 2007, I transmitted via EDGAR the Company’s Second Amendment to Registration Statement on Form SB-2.

Registration Statement

Use of Proceeds, page 6

1.

The footnotes have been corrected to reflect December 31, 2006 audited financials.

Management’s Discussion & Analysis, page 18

2.

We added disclosure detailing why developing a large client base is remote as requested, as follows:

Our Company offers specialty printing services to the limited market of retail print shops.  ~~Because~~  Accordingly, the probability of our Company ever developing a large client base is extremely remote ~~,~~  ; thus it is likely that any funds spent on our planned expansion may be lost. Since we are a specialty printing company providing services to retail print shops, management believes a large customer base is unlikely; however, our customer base could expand if more retail printers enter the market or if we expand or streamline our services.   If we cannot raise  ~~further~~ funds  ~~as a result~~  for expansion , we may have to suspend or cease our expansion and possibly our operations entirely which would result in the loss of your investment.

Mr. Max A. Webb

Re:  Jomar Specialties, Inc.

April 3, 2007

3.

We added a discussion to the Critical Accounting Estimates to clarify how we assess and record the allowance for doubtful accounts as follows:

Our accounts receivables are based on our historical data.  This allows us to more accurately predict what our accounts receivable will be during a given period and the amount that we should assign for our allowance for doubtful accounts.  By using our historical data, we are able to provide our management and shareholders with more accurate financial information.

Executive Compensation, Page 26

4.

We furnished narrative disclosure for the amounts listed in column (i) as requested:

For both of our Executives Joseph and Mary Flad we are disclosing the fair value of the officers/principal shareholders value of their unpaid services (compensation) during 2005 and 2006.   The amount of executive compensation for operations was recorded at $12,000.00 for the year for each officer and was based on reasonable estimates for a business of this size and type.  Our audited financials correctly reflect that these amounts as noncash compensation contributed to the company.

Results of Operations – Year ended December 31, 2006

5.

We revised the disclosure as in response to your comment as follows:

Our cost of goods sold remained a constant 10% as compared to 2004 and is below the 17% for the  ~~nine month period~~  year ended  ~~September 30~~  Dec ember 31 , 2006. Our line item expenses showed a decrease in payroll of over $34,000.  This decrease occurred because the two principals of the company, Joseph P. Flad, Jr., and Mary E. Flad,  ~~took less payroll~~  contributed noncash contributions to  ~~conserve cash. This major~~  the company as foregone executive compensation .. Additionally, the decrease  ~~we believe~~ was  ~~the major reason~~  due in part to a decrease in employee wages resulting from the executive officers working full-time in the business thereby reducing the need for  ~~our return to profitability.~~  some employee wages.  For the year ended December 31, 2005 year, the above activities resulted in a net increase in cash and cash equivalents of $1,291 and a balance of $8,069 of cash and cash equivalents at December 31, 2005.

And, added the following disclosure regarding the increase in payroll expenses and purchase of materials in 2006:

The increase in payroll of $16,727 is due to short term increases in staffing during periods of high-volume job orders.  We scaled back on the employees when the volume of job orders decreased.

The increase in purchases of materials of $12,273 is due primarily to the purchase of new computers and software which are capable of handling larger volumes and the purchase of materials in bulk to complete job orders in a more efficient and  timely manner.

6.

We revised to state “Net Income (Loss).”

Results of Operations – Year ended December 31, 2005

7.

Disclosure added/revised as follows:

Mr. Max A. Webb

Re:  Jomar Specialties, Inc.

April 3, 2007

Our cost of goods sold remained a constant 10% as compared to 2004 and is below the 17% for the  ~~nine month period~~  year ended  ~~September 30~~  Dec ember 31 , 2006. Our 2005 line item expenses showed a decrease in payroll of over $ ~~34~~  25 ,000.  This decrease occurred because the two principals of the company, Joseph P. Flad, Jr., and Mary E. Flad,  ~~took less payroll to conserve cash. This major decrease we believe was~~  worked full-time in the  ~~major reason~~  business, while not taking salaries, thereby reducing the need for  ~~our return to profitability.~~  some employee wages.  In addition, in 2005 the principals show a contribution of noncash compensation to the company in the amount of $24,000 as foregone executive salaries.  For the year ended December 31, 2005 ~~year~~ , the above activities resulted in a net increase in cash and cash equivalents of $1,291 and a balance of $8,069 of cash and cash equivalents at December 31, 2005.

Report of Independent Registered Public Accounting Firm

8.

This was a typographical error in both reports, which have been revised accordingly.

Audited Financial Statements for the Year Ended December 31, 2006

Note B – Summary of Significant Accounting Policies

Income Taxes, page F-7

9.

Pursuant to the company accountants, there are no applicable tax expenses or deferred tax assets or liabilities calculated in accordance with SAS109.  There are no income tax provisions or pro forma tax and EPS data to include with losses in 2005 and 2006 regardless of S termination.

10.

Added constructive distribution line to shareholder’s equity statement to show undistributed losses to paid in capital as of termination date.  Balance Sheet was also revised for new paid in capital and retained earnings figures.

Audited Financial Statements for the Year Ended December 31, 2005

Statement of Operations, page F-11

11.

Added footnote to Note B in both 2005 and 2006 Notes to Financial Statements to address the automobile expenses not being reimbursed to owners.

Signature page, page 60

12.

We revised the signature block to provide a signature for the “principal financial officer” rather than the prior “principal accounting officer” as requested.

Please, do not hesitate to contact me at (941) 723-7564 should you have any questions.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1. Jomar Specialties, Inc. SB-2/A-2

2. Jomar Specialties, Inc. SB-2/A-2 comparison

3. Exhibit 5.2: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4. Exhibit 23.2: Consent of Experts and Counsel: Independent Auditor's Consent by Randall Drake, CPA